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[SECURITY BENEFIT LOGO]

December 29, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Sector Funds	0000725781	December 5, 2008
American Century Capital Portfolios, Inc.	0000908186	December 4, 2008
Ariel Investment Trust	0000798365	November 25, 2008
Baron Investment Funds Trust	0000810902	November 24, 2008
Goldman Sachs Trust	0000822977	December 5, 2008
Jennison Small Company Fund, Inc.	0000318531	November 26, 2008
Northern Funds	0000916620	December 5, 2008
PIMCO Funds	0000810893	December 9, 2008
Rydex Series Funds	0000899148	December 5, 2008
Security Equity Fund	0000088525	December 5, 2008
Security Large Cap Value Fund	0000088565	December 5, 2008
Security Mid Cap Growth Fund	0000088676	December 5, 2008
Van Kampen Equity Trust	0000799180	November 26, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company